Group Statement of Comprehensive Income (Unaudited) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Statement Of Comprehensive Income [Abstract]
Profit for the period	£ 1,938	£ 3,329	£ 6,974
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	8,385	(802)	509
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations	8,665	(786)	32
– reclassified and reported in profit for the period	14		291
– net investment hedges - net fair value (losses)/gains on derivatives	(500)	111	75
– net investment hedges - differences on exchange on borrowings	(9)	(121)	24
Cash flow hedges
– net fair value gains	103	50	95
– reclassified and reported in profit for the period	50	4	32
– tax on net fair value gains in respect of cash flow hedges	(26)	(16)	(32)
Investments held at fair value - net fair value gains	3	5	9
Associates – share of OCI, net of tax	85	(49)	(17)
Items that will not be reclassified subsequently to profit or loss:	278	228	313
Retirement benefit schemes
– net actuarial gains	411	282	382
– surplus recognition	(23)	(1)	(1)
– tax on actuarial gains in respect of subsidiaries	(120)	(57)	(82)
Associates – share of OCI, net of tax	10	4	14
Total other comprehensive income/(expense) for the period, net of tax	8,663	(574)	822
Total comprehensive income for the period, net of tax	10,601	2,755	7,796
Attributable to:
Owners of the parent	10,507	2,679	7,622
Non-controlling interests	94	76	174
Total comprehensive income for the period, net of tax	£ 10,601	£ 2,755	£ 7,796